CURRENT AND DEFERRED INCOME TAX - Income Tax Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax expense	$ 22,544	$ 24,796
Deferred tax expense	18,309	5,576
Total income tax expense	40,853	30,372
Income before income taxes	$ 181,321	$ 86,129
Statutory tax rate	27.00%	27.00%
Expected income tax expense	$ 48,957	$ 23,254
Non-taxable items	(30,371)	(17,654)
Foreign exchange	7,858	15,058
Differences in foreign and future tax rates	(7,272)	(3,309)
Investment incentive tax credits	1,983	0
Mineral and overseas withholding tax	17,027	10,249
Expired losses	1,129	738
Change in estimates in respect of prior years	(1,616)	(2,316)
Changes in recognition of deferred tax assets	3,003	3,952
Other	$ 155	$ 400